Disclosure of Detailed Information About Geographical Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
IfrsStatementLineItems [Line Items]
Revenue	$ 6,571	$ 8,235
NEW ZEALAND
IfrsStatementLineItems [Line Items]
Revenue
AUSTRALIA
IfrsStatementLineItems [Line Items]
Revenue
UNITED STATES
IfrsStatementLineItems [Line Items]
Revenue	6,571	8,235
Europe [Member]
IfrsStatementLineItems [Line Items]
Revenue